FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Foreign currency / interest rate swap derivatives
Financial assets	$ 0.4	$ 0.0
Financial liabilities	1.0	0.8
Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	390.0	200.0
Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	116.8	172.2
Quoted prices in active markets for identical assets (Level 1) [Member]
Foreign currency / interest rate swap derivatives
Financial assets
Financial liabilities
Quoted prices in active markets for identical assets (Level 1) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents
Quoted prices in active markets for identical assets (Level 1) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	116.8	172.2
Significant other observable inputs (Level 2) [Member]
Foreign currency / interest rate swap derivatives
Financial assets	0.4
Financial liabilities	1.0	0.8
Significant other observable inputs (Level 2) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	390.0	200.0
Significant other observable inputs (Level 2) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents
Significant unobservable inputs (Level 3) [Member]
Foreign currency / interest rate swap derivatives
Financial assets
Financial liabilities
Significant unobservable inputs (Level 3) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents
Significant unobservable inputs (Level 3) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents